[Aetna Letterhead]                                         151 Farmington Avenue
[Aetna Logo]                                               Hartford, CT  06156

                                                           Maria R. L. Stewart
                                                           ARS Law TS31
                                                           (860) 273-6286
May 1, 2000                                                Fax: (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B
    Prospectus Title: Aetna Immediate Annuity
    File Nos.: 333-09515 and 811-2512
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 ("Amendment No. 9") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 9 which was declared effective on May 1, 2000. The text of Amendment No. 9 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart